Profit Distribution	12 Months Ended
Jun. 30, 2021
Profit Distribution
Profit Distribution

11.  Profit Distribution

On May 30, 2019, one of the Group’s consolidated VIEs, Hywin Wealth Management declared to distribute RMB150,000 profit to its shareholders, which resulted in an RMB127,500 and RMB22,500 dividend payable to Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”) and Ms. Wang Dian, respectively. Hywin Financial Holding and Ms. Wang Dian holds 85% and 15% equity interest of Hywin Wealth Management, respectively. The dividend payable to Hywin Financial Holding was used to partially offset the amount due from this entity as of June 30, 2019. No dividends were declared and paid during the years ended June 30, 2020 and 2021.